Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	Exchange Listed Funds Trust
Entity Central Index Key	0001547950
Amendment Flag	false
Document Creation Date	Oct. 26, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Nov. 01, 2018
High Yield ETF | High Yield ETF
Risk/Return:
Trading Symbol	HYLD